SHORT-TERM BANK LOANS AND OTHER BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOANS

Bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Utilized as of
				June 30, 2025	December 31, 2024
October 27, 2020	Hang Seng Bank (“HSB”)	Non-revolving term loan under SME Financing Guarantee Scheme (the “SME FGS Term Loan”)	BLR minus 2.25% p.a.	572,550	594,009
January 19, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	233,422	245,173
May 5, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	111,973	115,230
May 6, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	140,718	145,671
May 10, 2022	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	354,599	362,121

			Total:	1,413,262	1,462,204